Fixed Assets and Assets Held for Sale - Assets held for sale (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Balance as at beginning of period	$ 0
Balance as at end of period	14,394
Discontinued Operations, Held-for-Sale [Member]
Balance as at beginning of period	0
Vessel held for sale	14,236
Inventories	158
Balance as at end of period	$ 14,394